Vista Outdoor Inc. - 10-K Subsequent Event	12 Months Ended
Mar. 31, 2024
Vista Outdoor Inc.
Subsequent Event [Line Items]
Subsequent Event	Subsequent EventOn May 1, 2024, we completed the divestiture of the RCBS brand. This business was part of The Revelyst Outdoor Performance reportable segment.